Stockholders' Equity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance	4,639,139	1,588,942
Balance	26,475,916	4,639,139
Common Stock [Member]
Balance	4,639,139	1,588,942
Shares issued for Common Stock	80,000	441,645
Shares issued due to conversion of Convertible Promissory Note	1,257,478	2,090,811
Settlement of stock-based liabilities	66,334	309,497
Shares issued to a lender	141,812
Shares issued for services	90,000	100,334
Shares issued to employees	58,334
Shares issued due to conversion of 20,000,000 Series B preferred stock, $0.001 par value shares	20,000,000
Shares issued due to conversion of Warrants	142,819
Shares issued due to the rescission of Limecom acquisition		107,910
Balance	26,475,916	4,639,139